Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (22,335)	$ (11,487)	$ (3,603)
Net current period change	(54)	8,435	730
Reclassification adjustments for gains reclassified into income	(222)	(19,283)	(8,614)
Ending balance	(22,611)	(22,335)	(11,487)
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,338)	(22,876)	(22,707)
Net current period change	5	(118)	(176)
Reclassification adjustments for gains reclassified into income	(222)	656	7
Ending balance	(22,555)	(22,338)	(22,876)
Unrealized gain on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	3	11,389	19,104
Net current period change	(1)	8,553	906
Reclassification adjustments for gains reclassified into income		(19,939)	(8,621)
Ending balance	2	$ 3	$ 11,389
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Net current period change	(58)
Ending balance	$ (58)